INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF RECONCILIATION OF INCOME TAXES

A reconciliation of income taxes at statutory rate is as follows:

	Year ended January 31,
	2024	2023	2022
Net loss before tax	$(637,809)	$(1,769,501)	$(1,622,000)
Statutory income tax rate	27%	27%	27%
Expected income tax recovery at statutory income tax rates	(173,000)	(478,000)	(438,000)
Non-deductible expenditures	31	646	90,924
Other	(132,752)	(78,026)	(136,333)
Adjustment to prior year provisions versus statutory tax returns	108,721	91,380	39,409
Change in valuation allowance	197,000	464,000	444,000
Income tax recovery	$-	$-	$-

SCHEDULE OF OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s deferred tax assets and liabilities are comprised of the following:

	Year ended January 31,
	2024	2023	2022
Deferred tax assets (liabilities):
Federal loss carryforwards	$3,669,000	$3,108,000	$2,626,000
Mineral properties	40,000	40,000	38,000
Share issue costs	5,000	8,000	9,000
	3,714,000	3,156,000	2,673,000
Valuation allowance	(3,714,000)	(3,156,000)	(2,673,000)
Net deferred tax asset	$-	$-	$-